Consolidated Statements of Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Consolidated Statements of Income [Abstract]
Revenue (notes 3 and 11)	$ 1,363	$ 1,315	$ 2,746	$ 2,669
Operating, general and administrative expenses (note 12)	(763)	(767)	(1,558)	(1,577)
Restructuring costs (notes 7 and 12)	0	0	0	(1)
Amortization:
Deferred equipment revenue	5	5	9	11
Deferred equipment costs	(17)	(21)	(35)	(45)
Property, plant and equipment, intangibles and other	(288)	(248)	(577)	(492)
Operating income	300	284	585	565
Amortization of financing costs - long-term debt	(1)	0	(2)	(1)
Interest expense	(68)	(68)	(139)	(130)
Equity income of an associate or joint venture	0	3	0	26
Other losses	(19)	(4)	(22)	(5)
Income from before income taxes	212	215	422	455
Current income tax expense (note 3)	23	42	59	77
Deferred income tax expense	22	19	34	39
Net income	167	154	329	339
Net income attributable to:
Equity shareholders	$ 167	$ 154	$ 329	$ 339
Earnings per share: (note 10)
Basic and diluted	$ 0.32	$ 0.3	$ 0.63	$ 0.66